Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000249928 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Long-Term U.S. Equity Active ETF
Class Name	iShares Long-Term U.S. Equity Active ETF
Trading Symbol	BELT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Long-Term U.S. Equity Active ETF (the “Fund”) (formerly known as BlackRock Long-Term U.S. Equity ETF) for the period of June 17, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Long-Term U.S. Equity Active ETF	$28(a)	0.75%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 28	[1]
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 10,117,714
Holdings Count | Holding	23
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,117,714
Number of Portfolio Holdings	23
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	32.8%
Health Care	16.6%
Communication Services	16.5%
Industrials	12.6%
Financials	11.9%
Consumer Discretionary	9.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Microsoft Corp.	13.0%
Meta Platforms Inc., Class A	8.8%
Alphabet Inc., Class C	7.8%
Mastercard Inc., Class A	6.9%
Novo Nordisk A/S	5.8%
S&P Global Inc.	5.0%
Cadence Design Systems Inc.	5.0%
Trane Technologies PLC	4.6%
Ingersoll Rand Inc.	4.2%
Intuitive Surgical Inc.	4.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Microsoft Corp.	13.0%
Meta Platforms Inc., Class A	8.8%
Alphabet Inc., Class C	7.8%
Mastercard Inc., Class A	6.9%
Novo Nordisk A/S	5.8%
S&P Global Inc.	5.0%
Cadence Design Systems Inc.	5.0%
Trane Technologies PLC	4.6%
Ingersoll Rand Inc.	4.2%
Intuitive Surgical Inc.	4.2%
(a)	Excludes money market funds.

C000249930 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Growth Active ETF
Class Name	iShares Large Cap Growth Active ETF
Trading Symbol	BGRO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Growth Active ETF (the “Fund”) (formerly known as BlackRock Large Cap Growth ETF) for the period of June 4, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Growth Active ETF	$23(a)	0.55%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 23	[3]
Expense Ratio, Percent	0.55%	[4]
Net Assets	$ 6,030,719
Holdings Count | Holding	33
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,030,719
Number of Portfolio Holdings	33
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	47.4%
Consumer Discretionary	13.8%
Communication Services	13.5%
Health Care	8.4%
Financials	7.5%
Industrials	6.6%
Materials	1.4%
Real Estate	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	14.6%
Amazon.com Inc.	10.0%
Microsoft Corp.	9.8%
Apple Inc.	8.5%
Meta Platforms Inc., Class A	6.6%
Visa Inc., Class A	4.4%
Broadcom Inc.	4.3%
Cadence Design Systems Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet Inc., Class A	3.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	14.6%
Amazon.com Inc.	10.0%
Microsoft Corp.	9.8%
Apple Inc.	8.5%
Meta Platforms Inc., Class A	6.6%
Visa Inc., Class A	4.4%
Broadcom Inc.	4.3%
Cadence Design Systems Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet Inc., Class A	3.3%
(a)	Excludes money market funds.

C000251727 [Member]
Shareholder Report [Line Items]
Fund Name	iShares A.I. Innovation and Tech Active ETF
Class Name	iShares A.I. Innovation and Tech Active ETF
Trading Symbol	BAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares A.I. Innovation and Tech Active ETF (the “Fund”) for the period of October 21, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares A.I. Innovation and Tech Active ETF	$1(a)	0.55%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[5]
Expense Ratio, Percent	0.55%	[6]
Net Assets	$ 19,569,642
Holdings Count | Holding	35
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,569,642
Number of Portfolio Holdings	35
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	70.6%
Communication Services	13.0%
Industrials	8.5%
Consumer Discretionary	5.9%
Utilities	2.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	9.0%
Meta Platforms Inc., Class A	7.1%
Microsoft Corp.	7.0%
Broadcom Inc.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Amazon.com Inc.	3.5%
Oracle Corp.	3.4%
Cadence Design Systems Inc.	3.3%
Astera Labs Inc.	3.3%
ServiceNow Inc.	3.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	9.0%
Meta Platforms Inc., Class A	7.1%
Microsoft Corp.	7.0%
Broadcom Inc.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Amazon.com Inc.	3.5%
Oracle Corp.	3.4%
Cadence Design Systems Inc.	3.3%
Astera Labs Inc.	3.3%
ServiceNow Inc.	3.1%
(a)	Excludes money market funds.

C000251728 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Technology Opportunities Active ETF
Class Name	iShares Technology Opportunities Active ETF
Trading Symbol	TEK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Technology Opportunities Active ETF (the “Fund”) for the period of October 21, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Technology Opportunities Active ETF	$2(a)	0.75%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[7]
Expense Ratio, Percent	0.75%	[8]
Net Assets	$ 12,609,138
Holdings Count | Holding	58
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,609,138
Number of Portfolio Holdings	58
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	71.8%
Communication Services	11.5%
Industrials	6.3%
Consumer Discretionary	6.1%
Financials	3.7%
Utilities	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	14.0%
Microsoft Corp.	8.1%
Apple Inc.	7.2%
Meta Platforms Inc., Class A	5.6%
Broadcom Inc.	4.9%
Cadence Design Systems Inc.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
ServiceNow Inc.	2.6%
Amazon.com Inc.	2.6%
Oracle Corp.	2.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	14.0%
Microsoft Corp.	8.1%
Apple Inc.	7.2%
Meta Platforms Inc., Class A	5.6%
Broadcom Inc.	4.9%
Cadence Design Systems Inc.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
ServiceNow Inc.	2.6%
Amazon.com Inc.	2.6%
Oracle Corp.	2.5%
(a)	Excludes money market funds.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[4]	Annualized.
[5]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[6]	Annualized.
[7]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[8]	Annualized.